DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 95.36%	Shares	Fair Value

Consumer Discretionary — 7.62%
Goodyear Tire & Rubber Co. (The)(a)	1	$ 9
Hamilton Beach Brands Holding Co., Class A	57,624	1,283,287
Hooker Furniture Corp.	14,463	500,998
KAR Auction Services, Inc.(a)	79,493	1,395,102
Methode Electronics, Inc.	43,248	2,128,234
Sally Beauty Holdings, Inc.(a)	28,542	629,922
Standard Motor Products, Inc.	75,405	3,268,806
TRI Pointe Group, Inc.(a)	184,132	3,945,949
		13,152,307
Consumer Staples — 13.36%
Alico, Inc.	25,809	918,800
Cal-Maine Foods, Inc.	79,155	2,866,202
Edgewell Personal Care Co.	55,520	2,437,328
Fresh Del Monte Produce, Inc.	69,594	2,288,251
Hostess Brands, Inc.(a)	153,296	2,481,862
John B. Sanfilippo & Son, Inc.	28,165	2,494,574
Mission Produce, Inc.(a)	60,071	1,244,070
Sanderson Farms, Inc.	9,250	1,738,723
Sprouts Farmers Market, Inc.(a)	59,842	1,487,074
TreeHouse Foods, Inc.(a)	53,853	2,397,536
Weis Markets, Inc.	52,588	2,716,696
		23,071,116
Energy — 3.64%
Bonanza Creek Energy, Inc.	65,982	3,105,773
Murphy USA, Inc.	23,817	3,176,473
		6,282,246
Financials — 24.05%
American National Group, Inc.	20,084	2,983,478
Associated Banc-Corp.	117,505	2,406,502
Bryn Mawr Bank Corp.	37,038	1,562,633
Camden National Corp.	40,732	1,945,360
Cathay General Bancorp	44,001	1,731,879
Diamond Hill Investment Group, Inc.	22,483	3,761,631
Employers Holdings, Inc.	78,008	3,338,743
F.N.B. Corp.	89,353	1,101,722
First Financial Bancorp	40,892	966,278
Nelnet, Inc., Class A	23,375	1,758,501
QCR Holdings, Inc.	27,139	1,305,115
Safety Insurance Group, Inc.	39,697	3,107,481
Stewart Information Services Corp.	54,056	3,064,435
StoneX Group, Inc.(a)	62,427	3,787,446
UMB Financial Corp.	9,211	857,176
Washington Federal, Inc.	81,403	2,586,987
Washington Trust Bancorp, Inc.	48,228	2,476,508
Waterstone Financial, Inc.	142,288	2,797,382
		41,539,257
Health Care — 4.63%
Haemonetics Corp.(a)	20,695	1,379,115
Magellan Health, Inc.(a)	8,531	803,620

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

COMMON STOCKS — 95.36% - continued	Shares	Fair Value
Health Care — 4.63% - continued
National Healthcare Corp.	37,635	$ 2,630,686
Prestige Consumer Healthcare, Inc.(a)	61,119	3,184,300
		7,997,721
Industrials — 12.80%
Advanced Energy Industries, Inc.	11,389	1,283,654
Argan, Inc.	78,540	3,753,427
AZZ, Inc.	42,923	2,222,553
DHT Holdings, Inc.	380,658	2,470,470
Hackett Group, Inc. (The)	34,409	620,050
Heartland Express, Inc.	200,601	3,436,295
Moog, Inc., Class A	12,593	1,058,568
Powell Industries, Inc.	76,843	2,378,291
Preformed Line Products Co.	14,446	1,071,893
Resources Connection, Inc.	69,771	1,001,912
Universal Logistics Holdings, Inc.	37,198	866,713
Werner Enterprises, Inc.	43,694	1,945,257
		22,109,083
Materials — 6.46%
Alamos Gold, Inc., Class A	256,060	1,958,859
Apogee Enterprises, Inc.	38,376	1,563,054
Commercial Metals Co.	66,419	2,040,392
Compass Minerals International, Inc.	15,537	920,723
Encore Wire Corp.	32,105	2,433,238
Pactiv Evergreen, Inc.	148,415	2,236,614
		11,152,880
Real Estate — 9.30%
Armada Hoffler Properties, Inc.	73,396	975,433
CTO Realty Growth Inc.	54,134	2,897,251
Equity Commonwealth	124,209	3,254,276
Getty Realty Corp.	108,095	3,367,159
Global Medical REIT, Inc.	71,252	1,051,680
Piedmont Office Realty Trust, Inc., Class A	185,774	3,431,246
Plymouth Industrial REIT Inc.	54,104	1,083,162
		16,060,207
Technology — 4.23%
Benchmark Electronics, Inc.	43,672	1,242,905
CSG Systems International, Inc.	51,155	2,413,493
Insight Enterprises, Inc.(a)	9,687	968,797
NextGen Healthcare, Inc.(a)	52,047	863,460
Plexus Corp.(a)	14,100	1,288,881
Vishay Intertechnology, Inc.	23,228	523,791
		7,301,327
Utilities — 9.27%
Avista Corp.	69,360	2,959,591
Northwest Natural Holding Co.	22,306	1,171,511
NorthWestern Corp.	53,346	3,212,497
Portland General Electric Co.	47,691	2,197,601
Southwest Gas Holdings, Inc.	58,885	3,897,598

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

COMMON STOCKS — 95.36% - continued	Shares	Fair Value
Utilities — 9.27% - continued
Spire, Inc.	35,466	$ 2,563,128
		16,001,926
Total Common Stocks (Cost $142,295,182)		164,668,070

MONEY MARKET FUNDS - 5.28%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	9,120,158	9,120,158

Total Money Market Funds (Cost $9,120,158)		9,120,158

Total Investments — 100.64% (Cost $151,415,340)		173,788,228

Liabilities in Excess of Other Assets — (0.64)%		(1,109,935)

NET ASSETS — 100.00%		$ 172,678,293

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 96.62%	Shares	Fair Value

Communications — 1.86%
Omnicom Group, Inc.	19,063	$ 1,524,849

Consumer Discretionary — 12.43%
AutoZone, Inc.(a)	875	1,305,692
BorgWarner, Inc.	24,801	1,203,841
Genuine Parts Co.	9,823	1,242,315
Masco Corp.	20,960	1,234,754
Polaris Industries, Inc.	10,699	1,465,335
PulteGroup, Inc.	22,710	1,239,284
Skechers U.S.A., Inc., Class A(a)	25,288	1,260,101
Ulta Beauty, Inc.(a)	3,647	1,261,023
		10,212,345
Consumer Staples — 8.06%
BJ's Wholesale Club Holdings, Inc.(a)	30,880	1,469,270
Casey's General Stores, Inc.	6,079	1,183,217
Conagra Brands, Inc.	39,974	1,454,254
Flowers Foods, Inc.	50,770	1,228,634
Tyson Foods, Inc., Class A	17,410	1,284,162
		6,619,537
Energy — 3.56%
Baker Hughes Co.	51,013	1,166,667
Pioneer Natural Resources Co.	10,796	1,754,566
		2,921,233
Financials — 16.62%
Ameriprise Financial, Inc.	5,738	1,428,073
Assurant, Inc.	9,386	1,465,906
Fifth Third Bancorp	39,245	1,500,336
Globe Life, Inc.	14,686	1,398,842
Raymond James Financial, Inc.	12,401	1,610,890
Regions Financial Corp.	58,940	1,189,409
Reinsurance Group of America, Inc.	9,483	1,081,062
Synchrony Financial	23,975	1,163,267
UMB Financial Corp.	16,583	1,543,215
W.R. Berkley Corp.	17,118	1,274,093
		13,655,093
Health Care — 8.01%
Encompass Health Corp.	15,659	1,221,872
Hill-Rom Holdings, Inc.	11,234	1,276,070
Quest Diagnostics, Inc.	9,386	1,238,670
Syneos Health, Inc.(a)	18,236	1,631,940
Zimmer Biomet Holdings, Inc.	7,538	1,212,261
		6,580,813
Industrials — 15.77%
Allison Transmission Holdings, Inc.	28,011	1,113,157
Curtiss-Wright Corp.	9,142	1,085,704
Dover Corp.	8,510	1,281,606
Hubbell, Inc.	7,732	1,444,646
ITT, Inc.	17,556	1,607,954

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

COMMON STOCKS — 96.62% - continued	Shares	Fair Value
Industrials — 15.77% - continued
Littelfuse, Inc.	5,058	$ 1,288,728
MSC Industrial Direct Co., Inc., Class A	12,887	1,156,351
nVent Electric PLC	45,032	1,406,800
Pentair PLC	18,917	1,276,708
Republic Services, Inc.	11,769	1,294,708
		12,956,362
Materials — 9.31%
Avery Dennison Corp.	6,711	1,410,921
Avient Corp.	24,315	1,195,325
Diversey Holdings Ltd.(a)	76,933	1,377,870
Eagle Materials, Inc.	8,559	1,216,319
FMC Corp.	11,525	1,247,005
Steel Dynamics, Inc.	20,133	1,199,927
		7,647,367
Real Estate — 8.41%
CBRE Group, Inc., Class A(a)	17,021	1,459,210
Essex Property Trust, Inc.	5,738	1,721,457
Healthcare Trust of America, Inc., Class A	40,558	1,082,899
STAG Industrial, Inc.	36,667	1,372,446
STORE Capital Corp.	36,764	1,268,726
		6,904,738
Technology — 6.09%
Arrow Electronics, Inc.(a)	11,331	1,289,807
Broadridge Financial Solutions, Inc.	7,927	1,280,448
MKS Instruments, Inc.	6,662	1,185,503
Western Digital Corp.	17,556	1,249,461
		5,005,219
Utilities — 6.50%
Ameren Corp.	17,021	1,362,361
Atmos Energy Corp.	12,838	1,233,860
CMS Energy Corp.	21,835	1,290,012
Entergy Corp.	14,540	1,449,638
		5,335,871
Total Common Stocks (Cost $61,153,423)		79,363,427

MONEY MARKET FUNDS - 3.19%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	2,623,270	2,623,270

Total Money Market Funds (Cost $2,623,270)		2,623,270

Total Investments — 99.81% (Cost $63,776,693)		81,986,697

Other Assets in Excess of Liabilities — 0.19%		154,697

NET ASSETS — 100.00%		$ 82,141,394

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.